COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

On January 20, 2022, the Company entered into a Service Agreement with Desmond Partners, LLC for consulting services to be provided. The agreement is effective on February 1, 2022 for a term of three months. Per the terms of the agreement the consultant will receive a fee of $10,000 per month and 5% equity in the Company. The initial term has expired with no issuance of equity to date. The Company needs to file a written termination to satisfy the agreement terms. (see note 15).

An individual has asserted that the Company owes approximately $500,000, for a promissory note issued by a company that was never owned by the public company nor its subsidiary. Legal counsel has reviewed the claim and found no relationship to this debt nor any assumptions of the debt by the Company. While there is risk that there may be litigation over this claim, the Company believes that it is more unlikely that the claim would prevail.